Lease (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of Supplemental Balance Sheet Information Related to Leases
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31, 2022	As of December 31, 2023
	RMB	RMB
Operating lease right-of-use assets	162,180	115,946
Operating lease liabilities	186,107	146,248

Summary of Lease Cost	For the years ended December 31, 2021,2022 and 2023, total lease cost comprised of the following:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease cost	46,102	39,476	34,142
Short term lease cost	385	1,724	3,639

Total lease cost	46,487	41,200	37,781

Summary of Operating Lease Liabilities
The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2023:

As of December 31, 2023
RMB
2024	23,719
2025	21,943
2026	23,078
2027	24,274
2028	25,687
Thereafter	55,635

Total operating lease payments (undiscounted)	174,336
Less: Imputed interest	(28,088)

Total operating lease liabilities (discounted)	146,248

Summary of Supplemental Cash Flow Information Related to the Operating Leases
Supplemental cash flow information related to the operating leases was as follow:

	For the Year Ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in operating lease liabilities	24,554	21,312